Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure of key management is comprised

	September 30, 2021	September 30, 2020
Management fees	$369,522	$235,238
Share-based payments	940,268	-
Key management personnel compensation	$1,309,790	$235,238